Loans, borrowings, cash and cash equivalents and short-term investments (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 3,609	$ 4,736	$ 11,721	$ 13,487
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	953	1,770
Country Of U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,516	2,798
Other Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	140	168
Total Curriencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 3,609	$ 4,736